Commitments and Contingencies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Commitments and Contingencies
Operating lease right-of-use assets	$ 362	$ 802	$ 177
Accumulated amortization	700	300	900
Operating lease liability	379	800
Operating lease liability, current	$ 379	458	$ 189
Operating lease liability, noncurrent		$ 360
Weighted-average remaining lease term	1 year	1 year 8 months 12 days	1 year
Weighted-average estimated incremental borrowing rate	5.90%	5.50%	6.00%
Operating cost	$ 300	$ 300
Fixed cost	200	200
Variable cost	$ 100	$ 100